Segment reporting - Results of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Net Interest income (expense)	$ 1,957,590	$ 1,856,613	$ 1,891,694
Provision for credit losses (benefit)	(193,464)	292,536	165,779
Non interest Income	642,128	512,312	569,883
Amortization of intangibles	9,134	6,397	9,370
Depreciation expense	55,104	58,452	58,067
Other operating expenses	1,485,037	1,392,980	1,410,045
Income tax expense (benefit)	309,018	111,938	147,181
Net income (loss) from continuing operations	934,889	506,622	671,135
Segment assets	75,097,899	65,926,000	52,115,324
Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,995,749	1,896,127	1,929,369
Provision for credit losses (benefit)	(193,249)	292,441	165,523
Non interest Income	589,280	469,625	529,338
Amortization of intangibles	3,478	6,299	9,274
Depreciation expense	53,954	57,448	57,321
Other operating expenses	1,489,307	1,397,678	1,413,130
Income tax expense (benefit)	310,017	113,622	148,309
Net income (loss) from continuing operations	921,522	498,264	665,150
Segment assets	74,704,219	65,575,645	51,794,604
Intersegment Elimination
Segment Reporting Information
Net Interest income (expense)	6	11	(51)
Provision for credit losses (benefit)	0	0	0
Non interest Income	(548)	(553)	(561)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Other operating expenses	(544)	(544)	(547)
Income tax expense (benefit)	0	0	0
Net income (loss) from continuing operations	2	2	(65)
Segment assets	(31,528)	(33,935)	(18,576)
Corporate
Segment Reporting Information
Net Interest income (expense)	(38,159)	(39,514)	(37,675)
Provision for credit losses (benefit)	(215)	95	256
Non interest Income	56,535	46,442	43,901
Amortization of intangibles	5,656	98	96
Depreciation expense	1,150	1,004	746
Other operating expenses	(545)	(1,212)	55
Income tax expense (benefit)	(1,085)	(1,560)	(1,041)
Net income (loss) from continuing operations	13,415	8,503	6,114
Segment assets	5,458,718	5,214,439	5,228,276
Eliminations
Segment Reporting Information
Net Interest income (expense)	0	0	0
Provision for credit losses (benefit)	0	0	0
Non interest Income	(3,687)	(3,755)	(3,356)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Other operating expenses	(3,725)	(3,486)	(3,140)
Income tax expense (benefit)	86	(124)	(87)
Net income (loss) from continuing operations	(48)	(145)	(129)
Segment assets	(5,065,038)	(4,864,084)	(4,907,556)
Banco Popular de Puerto Rico | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,674,589	1,593,599	1,633,950
Provision for credit losses (benefit)	(136,352)	210,955	135,495
Non interest Income	565,310	445,893	506,739
Amortization of intangibles	2,813	5,634	8,610
Depreciation expense	46,539	47,890	49,058
Other operating expenses	1,285,959	1,169,816	1,208,458
Income tax expense (benefit)	253,479	106,211	129,145
Net income (loss) from continuing operations	787,461	498,986	609,923
Segment assets	64,336,681	55,353,626	41,756,864
Banco Popular de Puerto Rico | Reportable Segment | Commercial Banking
Segment Reporting Information
Net Interest income (expense)	734,501	653,091	619,926
Provision for credit losses (benefit)	(85,990)	47,905	(46,099)
Non interest Income	118,126	100,329	99,758
Amortization of intangibles	290	197	195
Depreciation expense	20,512	20,488	20,024
Other operating expenses	377,563	303,534	309,762
Income tax expense (benefit)	180,874	104,617	104,636
Net income (loss) from continuing operations	359,378	276,679	331,166
Segment assets	64,994,081	49,806,766	34,340,842
Banco Popular de Puerto Rico | Reportable Segment | Consumer and Retail Banking
Segment Reporting Information
Net Interest income (expense)	934,611	927,165	1,009,196
Provision for credit losses (benefit)	(50,362)	163,050	181,594
Non interest Income	343,125	249,464	303,268
Amortization of intangibles	2,110	3,609	4,294
Depreciation expense	25,386	26,746	28,411
Other operating expenses	818,503	782,521	835,582
Income tax expense (benefit)	66,616	(5,934)	11,999
Net income (loss) from continuing operations	415,483	206,637	250,584
Segment assets	31,313,708	29,000,270	23,976,004
Banco Popular de Puerto Rico | Reportable Segment | Other Financial Services
Segment Reporting Information
Net Interest income (expense)	5,477	13,343	4,828
Provision for credit losses (benefit)	0	0	0
Non interest Income	109,018	97,443	106,218
Amortization of intangibles	609	1,828	4,121
Depreciation expense	641	656	623
Other operating expenses	91,652	85,122	65,631
Income tax expense (benefit)	5,989	7,528	12,510
Net income (loss) from continuing operations	15,604	15,652	28,161
Segment assets	2,038,402	2,218,444	380,557
Banco Popular de Puerto Rico | Reportable Segment | Eliminations
Segment Reporting Information
Net Interest income (expense)	0	0	0
Provision for credit losses (benefit)	0	0	0
Non interest Income	(4,959)	(1,343)	(2,505)
Amortization of intangibles	(196)	0	0
Depreciation expense	0	0	0
Other operating expenses	(1,759)	(1,361)	(2,517)
Income tax expense (benefit)	0	0	0
Net income (loss) from continuing operations	(3,004)	18	12
Segment assets	(34,009,510)	(25,671,854)	(16,940,539)
PB | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	321,154	302,517	295,470
Provision for credit losses (benefit)	(56,897)	81,486	30,028
Non interest Income	24,518	24,285	23,160
Amortization of intangibles	665	665	664
Depreciation expense	7,415	9,558	8,263
Other operating expenses	203,892	228,406	205,219
Income tax expense (benefit)	56,538	7,411	19,164
Net income (loss) from continuing operations	134,059	(724)	55,292
Segment assets	$ 10,399,066	$ 10,255,954	$ 10,056,316